Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 683,202	$ 439,077
Restricted cash	10,099
Other current assets	19,754	20,874
Total current assets	713,055	459,951
Property and equipment, net	103,374	123,861
Total assets	816,429	583,812
Current liabilities:
Liability for minimum royalties	135,000	85,000
Accounts payable		21,874
Other current liabilities	109,791	28,303
Total current liabilities	244,791	135,177
Non-current liabilities:
Long-term loans from shareholders	659,526	592,868
Liability for minimum royalties - long-term	188,000
Derivative warrant liability	1,063,745	259,716
Total non-current liabilities	1,911,271	852,584
Commitments and contingent liabilities
Shareholders' deficit:
Preferred Shares of NIS 0.01 par value each: Authorized: 10,000,000 shares at December 31, 2017 and 2016. Issued and outstanding: 0 shares and 3,333,471 shares at December 31, 2017 and 2016, respectively		9,424
Ordinary Shares of NIS 0.01 par value each: Authorized: 990,000,000 shares at December 31, 2017 and 2016. Issued and outstanding: 70,087,141 shares and 63,577,734 shares at December 31, 2017 and 2016, respectively	184,961	166,723
Additional paid-in capital	3,711,218	1,980,344
Accumulated deficit	(5,235,812)	(2,560,440)
Total shareholders' deficit	(1,339,633)	(403,949)
Total liabilities and shareholders' deficit	$ 816,429	$ 583,812